Cover	Sep. 28, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 28, 2022
Entity Registrant Name	HOMESTREET, INC.
Entity Incorporation, State or Country Code	WA
Entity File Number	001-35424
Entity Tax Identification Number	91-0186600
Entity Address, Address Line One	601 Union Street
Entity Address, Address Line Two	Ste. 2000
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	623-3050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	HMST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001518715
Amendment Flag	true
Amendment Description	On October 3, 2022, HomeStreet Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) with the U.S. Securities and Exchange Commission (“SEC”) to report that, on September 28, 2022, the Audit Committee (the “Audit Committee”) of the Board of Directors of the Company had dismissed Deloitte & Touche LLP (“Deloitte”) and engaged Crowe LLP (“Crowe”) as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2023, each effective immediately after the Company files its Annual Report on Form 10-K for the year ended December 31, 2022 with the SEC.This Amendment No. 1 to the Current Report on Form 8-K/A amends the Original 8-K to update the disclosures contained in the Original 8-K, and to confirm, as noted in Item 4.01 below, that Deloitte’s dismissal as the Company’s independent registered public accounting firm and the appointment of Crowe as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2023, each became effective on March 3, 2023.